Summary of Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
Summary of Significant Accounting Policies (Textual)
Cash exceeding federally insured limits amount	$ 2,263,863
Expected dividend yield	0.00%